DEBT - Schedule of contractual maturities of the group's long-term debt (Details) ¥ in Millions	Sep. 30, 2022 CNY (¥)
Contractual maturities
Remainder of 2022	¥ 3,547
2023	1,704
2024	3,791
2025	2,091
2026	27
Thereafter	97
Total	¥ 11,257